Related Party Transactions - Summary of Company's Combined Balance Sheets and Statements of Operations (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member] - USD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Loans and leases receivable related parties additions	$ 0.0	$ 3.0	$ 2.9
Other Noncurrent Assets [Member]
Related Party Transaction [Line Items]
Loans and leases receivable related parties	$ 0.0	$ 0.0